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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [   ];  Amendment Number:_____

        This Amendment (Check only one.): [   ] is a restatement
                                        [   ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Manulife Financial Corporation
Address: 200 Bloor Street, East - NT 11
         Toronto, Ontario, Canada M4W 1E5

Form 13F File Number: 028-11519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard A. Lococo
Title:   SVP & Deputy General Counsel
Phone:   416-926-6620

         Richard A. Lococo    Toronto, Ontario, Canada    February 10, 2006

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name

      28-4428                    The Manufacturers Life Insurance Company

      28-10490                   MFC Global Investment Management (USA) Limited

      28-03983                   John Hancock Life Insurance Company

      28-03222                   John Hancock Advisers Inc.

      28-01714                   Independence Investment, LLC

      28-03673                   Sovereign Asset Management Corporation